Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 44,659	$ 29,440
Accumulated depreciation and amortization	(132)	(3,054)
Total	44,527	26,386
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 33,182	25,214
Estimated Useful Life	5 years
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 180	812
Estimated Useful Life	2 years
Computer Hardware
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 499	0
Estimated Useful Life	2 years
Computer Software
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 305	0
Estimated Useful Life	2 years
Property and Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 7,180	2,838
Property and Leasehold Improvements | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated Useful Life	3 years
Property and Leasehold Improvements | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated Useful Life	23 years
Construction in Progress
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 2,859	576
Auto / Transportation Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 454	$ 0
Estimated Useful Life	3 years